Equipment Loans Payable (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Equipment Loan Payable [Abstract]
Equipment Loans Payable
December 31,
2018
Balance, Closing Date	$2,431
Interest	90
Payments - principal and interest	(486)
$2,035
Non-current portion of loans payable	$1,318
Current portion of loans payable	$717